Other Receivables (Details Narrative) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2020
Notes and other explanatory information [abstract]
Government grants	€ 776,910	€ 672,257	€ 59,129	€ 1,508,296
[custom:SubsidyReceivable-0]	€ 191,475